Note 14. Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 14 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2011, 2010 and 2009 consist of the following:

	2011	2010	2009

Current	$334,354	$1,008,711	$436,565
Deferred	(232,354)	(865,711)	(280,565)

Total provision for income taxes	$102,000	$143,000	$156,000

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2011	2010	2009

Expected tax using statutory tax rate of 34%	$1,035,200	$1,003,200	$1,033,100
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(670,000)	(696,800)	(706,800)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	3,000	4,900	8,600
Tax-exempt income on life insurance contracts	(155,200)	(167,500)	(174,100)
Deductible dividends paid to United Bancshares, Inc. ESOP	(1,500)	(48,400)	(61,700)
Uncertain tax position reserves	(115,100)	39,700	54,300
Other, net	5,600	7,900	2,600

Total provision for income taxes	$102,000	$143,000	$156,000

The deferred income tax credit of $232,354 in 2011, $865,711 in 2010, and $280,565 in 2009 resulted from the tax effects of temporary differences.  There was no impact for changes in tax laws and rates or changes in the valuation allowance for deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	2011	2010

Deferred tax assets:
Allowance for loan losses	$2,940,300	$2,792,000
Deferred compensation	298,700	315,600
Alternative minimum tax credits	395,200	267,900
Nonaccrual loan interest	314,100	192,800
Deferred loan fees	130,400	135,000
Other real estate owned	68,100	33,500
Accrued expenses and other	214,000	119,200

Total deferred tax assets	4,360,800	3,856,000

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	1,853,531	932,777
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	247,300	378,800
Depreciation and amortization	1,828,000	1,400,300
Prepaid expenses	85,700	96,800
Other	10,069	22,723

Total deferred tax liabilities	4,902,100	3,708,900

Net deferred tax assets (liabilities)	$(541,300)	$147,100

Net deferred tax assets (liabilities) at December 31, 2011 and 2010 are included in other assets (liabilities) in the consolidated balance sheets.

Management believes it is more likely than not that the benefit of deferred tax assets will be realized.  Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2011 and 2010.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010

Balance at January 1	$235,100	$203,000
Additions based on tax positions related to the current year	23,000	32,100
Additions for tax positions of prior years	-	-
Reductions for tax positions of prior years	(200)	-
Reductions due to the statute of limitation	(82,300)	-
Settlements	(48,800)	-

Balance at December 31	$126,800	$235,100

The Corporation had unrecognized tax benefits of $126,800 and $235,100 at December 31, 2011 and 2010, respectively.  Such unrecognized tax benefits, if recognized, would favorably affect the effective income tax rate in future periods. The Corporation does not expect the total amount of unrecognized tax benefits to significantly change in the next twelve months.

The amount of accrued interest, net of federal tax, related to the Corporation’s uncertain tax positions was $8,900 at December 31, 2011 and $15,700 at December 31, 2010, respectively.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no longer subject to examination by taxing authorities for years before 2008.  A federal examination of the Corporation’s 2009 tax year was settled in 2011 resulting in no material impact to the Corporation’s financial position.